Long-term debt	12 Months Ended
Dec. 31, 2024
Long-term debt
Long-term debt

17.Long-term debt

As of December 31, 2024 and 2023, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2024	2023

Schuldschein loans	228,399	228,759
Bonds	6,492,120	6,676,465
Accounts Receivable Facility	—	22,857
Other	115,589	519,481
Long-term debt	6,836,108	7,447,562
Less current portion	(575,283)	(487,699)
Long-term debt, less current portion	6,260,825	6,959,863

The Company’s long-term debt as of December 31, 2024, all of which ranks equally in rights of payment, are described as follows:

Schuldschein loans

On February 14, 2022, the Company issued €25,000 and €200,000 tranches of Schuldschein loans with maturities of 5 and 7 years, respectively, at variable interest rates. The proceeds were used for general corporate purposes including refinancing of existing liabilities.

Bonds

At December 31, 2024 and 2023, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2024	2023
FME US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	—	365,344
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	503,204	502,492
Fresenius Medical Care AG, 2020	€500,000	May 29, 2026	1.000%	501,787	500,953
Fresenius Medical Care AG, 2019	€600,000	November 30, 2026	0.625%	598,438	597,457
FME US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	816,438	766,121
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	754,936	753,755
FME US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	477,290	447,719
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	498,971	498,648
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	753,979	753,466
FME US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	965,623	907,015
FME US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	621,454	583,495
				6,492,120	6,676,465

All bonds issued by entities other than Fresenius Medical Care AG are guaranteed by the Company. All U.S. dollar bonds outstanding may be redeemed at the option of the respective issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the Company’s bonds have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds.

The Company has agreed to a number of covenants to provide protection to the bond holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. At December 31, 2024, the Company was in compliance with all of its covenants under the bonds.

Since 2018, bonds can be issued with different maturities under the Company’s €10,000,000 Debt Issuance Program (Debt Issuance Program).

On October 15, 2024, Fresenius Medical Care US Finance II, Inc. redeemed $400,000 aggregate principal amount of bonds (€314,046 as of the date of issuance on October 29, 2014) at maturity.

Accounts Receivable Facility

The Company maintained an accounts receivable securitization program (Accounts Receivable Facility) with a maximum capacity of $900,000 (€768,049 at the date of execution) and an ending term date of August 11, 2024. On May 31, 2024, the Company voluntarily terminated the Accounts Receivable Facility.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2024 and December 31, 2023:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2024		2024
Accounts Receivable Facility	$—	€—	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	2023		2023
Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs and accrued interests.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $28,332 (€25,640) at December 31, 2023. These letters of credit are not included above as part of the balance outstanding at December 31, 2023. However, the letters reduced available borrowings under the Accounts Receivable Facility.

Credit Facilities

Syndicated Credit Facility

The Company entered into a €2,000,000 sustainability-linked syndicated revolving credit facility (Syndicated Credit Facility) in July 2021, which serves as a back-up line for general corporate purposes and was undrawn as of December 31, 2024 (2023: undrawn). On June 2, 2023, the Syndicated Credit Facility was extended an additional year until July 1, 2028, with a maximum available borrowing amount of €1,959,184 in the last year.

Other

At December 31, 2024 and 2023, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €1,725 and €6,584, respectively, of which €98 and €1,656, respectively, were classified as the current portion of long-term debt.